Consolidated statements of cash flows - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Cash generated from operations	¥ 1,636,392,000	¥ 1,111,031,000	¥ 1,236,985,000
Income tax paid	(230,130,000)	(194,711,000)	(342,438,000)
Cashflows from discontinued operations			(68,063,000)
Net cash from operating activities	1,406,262,000	916,320,000	826,484,000
Cash flows from investing activities
Payment for purchases of property, plant, equipment and intangible assets	(290,108,000)	(180,279,000)	(56,974,000)
Payment for acquisition of land use right	(944,099,000)
Proceeds from disposal of property, plant and equipment and intangible assets	351,000	4,323,000
Payments for purchases of other investments	(12,627,323,000)	(28,887,790,000)	(3,821,580,000)
Proceeds from disposal of other investments	12,525,477,000	28,787,790,000	4,176,380,000
Placement of term deposits	(236,878,000)
Interest income	66,344,000	40,433,000	25,608,000
Investment income from other investments	63,801,000	66,837,000	26,387,000
Cash advances to a related party			(5,205,000)
Proceeds from repayment from related parties		14,713,000
Cash advances to the controlling shareholder			(101,462,000)
Proceeds from repayment from the controlling shareholder			297,105,000
Payments for investment in an equity-accounted investee		(356,000,000)
Acquisition of a subsidiary, net of cash acquired	(683,483,000)	(8,824,000)
Loans and borrowings provided to third parties			(212,000)
Proceeds from repayment of loans and borrowings to third parties			5,437,000
Cash disposed in connection with disposal of discontinued operations			(75,552,000)
Cashflows from discontinued operations			(7,117,000)
Net cash from/(used in) investing activities	(2,125,918,000)	(518,797,000)	462,815,000
Cash flows from financing activities
Proceeds from capital injection from shareholders, subscription of restricted shares and exercise of options	589,000	2,795,000	9,150,000
Proceeds from initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs		4,178,860,000
Proceeds from loans and borrowings		313,000	410,734,000
Repayment of loans and borrowings	(5,295,000)	(416,588,000)	(2,889,000)
Repayment to the controlling shareholder		(11,946,000)
Payment for acquisition of non-controlling interest			(4,269,000)
Payments for acquisition of subsidiaries under common control			(10,471,000)
Payment of capital element and interest element of lease liabilities	(317,017,000)	(215,762,000)	(193,827,000)
Payments of repurchase of shares	(82,160,000)
Prepayments for repurchase of shares	(3,375,000)
Interest paid	(1,000,000)	(1,488,000)	(6,266,000)
Dividends paid	(306,255,000)		(330,336,000)
Payments of listing expenses relating to Hong Kong public offering	(19,046,000)
Cashflows from discontinued operations			10,468,000
Net cash (used in)/from financing activities	(733,559,000)	3,536,184,000	(117,706,000)
Net increase/(decrease) in cash and cash equivalents	(1,453,215,000)	3,933,707,000	1,171,593,000
Cash and cash equivalents at the beginning of the year	6,771,653,000	2,853,980,000	1,686,218,000
Effect of movements in exchange rates on cash held	30,054,000	(16,034,000)	(3,831,000)
Cash and cash equivalents at the end of the year	¥ 5,348,492,000	¥ 6,771,653,000	¥ 2,853,980,000